Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets [Line Items]
Amortization expense related to finite lived intangible assets	$ 6,029	$ 4,925	$ 2,361
Amortization of finite lived intangible assets for 2014	5,900
Amortization of finite lived intangible assets for 2015	5,900
Amortization of finite lived intangible assets for 2016	5,900
Amortization of finite lived intangible assets for 2017	5,900
Amortization of finite lived intangible assets for 2018	$ 5,900